Application of New Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2022
Application of New Standards, Amendments and Interpretations
Application of New Standards, Amendments and Interpretations

3.Application of New Standards, Amendments and Interpretations

3(1) New and amended standards adopted by the Group

New standards, interpretations and amendments issued by International Accounting Standards Board (the “IASB”) effective from 2022 are as follows:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IFRS 3, ‘Reference to the conceptual framework’	January 1, 2022
Amendments to IAS 16, ‘Property, plant and equipment: proceeds before intended use’	January 1, 2022
Amendments to IAS 37, ‘Onerous contracts—cost of fulfilling a contract’	January 1, 2022
Annual improvements to IFRS Standards 2018–2020	January 1, 2022

The above standards and interpretations have no significant impact to the Group’s financial condition and financial performance based on the Group’s assessment.

3(2) New and revised International Financial Reporting Standards not yet adopted

New and amendments to IFRSs which have been published but are not mandatory for the financial period ending December 31, 2022 are listed below:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IAS 1, ‘Disclosure of accounting policies’	January 1, 2023
Amendments to IAS 8, ‘Definition of accounting estimates’	January 1, 2023
Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’	January 1, 2023
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or non-current’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024

The above standards and interpretations are not expected to have significant impact to the Group’s financial position and financial performance based on the Group’s assessment.